ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 37,008		¥ 27,219
Less: Allowance for doubtful accounts	(11,406)		(6,247)
Accounts receivable, net	¥ 25,602	$ 4,018	¥ 20,972